LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED FEBRUARY 29, 2012

Effective August 1, 2012, the following information amends and/or supplements, as applicable, those sections of the Prospectus and SAI, as applicable, listed below.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the Prospectus and SAI shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

In addition to the reclassification of Class C1 shares and the closing of Class C1 shares to new purchases as discussed above, the following additional changes will be effective as of August 1, 2012:

•

Class C1 (formerly Class C) shares may be exchanged for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1 shares, for Class C shares. However, once an investor exchanges Class C1 shares for Class C shares, the investor would not be permitted to exchange from Class C shares back to Class C1 shares;

If you exchange Class C1 (formerly Class C) shares of the fund for Class C1 shares (or, if not available, Class C shares) of an equity fund or a long-term fixed income fund sold by the distributor, you will be subject to the contingent deferred sales charge of the fund into which you exchange, and your contingent deferred sales charge will be measured from the date of your exchange;

•

If you purchase $500,000 or more of Class A shares without an initial sales charge on or after August 1, 2012, you will be subject to a contingent deferred sales charge of 0.50% if you redeem those shares within 18 months of purchase. Applicable purchases made prior to August 1, 2012 will continue to be subject to a contingent deferred sales charge of 0.50% if redeemed within 12 months of purchase;

•

If you own Class A or Class C1 (formerly Class C) shares and hold your shares directly with the fund, you may, under certain conditions, instruct the fund to have your distributions and/or dividends invested in Class A or Class C1 (or if Class C1 shares are not available, Class C) shares, respectively, of another fund sold by the distributor;

•	Class A shares may be offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund; and

•	Certain Grandfathered Retirement Programs will be permitted to exchange Class C1 (formerly Class C) shares for Class A shares.

In order to implement the changes discussed above, the following changes to the Prospectus and SAI shall be made effective August 1, 2012:

The following amends anything to the contrary in the section of the Prospectus titled “Purchase and sale of fund shares”:

Investment minimum initial/additional investment ($)	Class C1(+) (Class C prior to August 1, 2012)

General	1,000/50

Uniform Gifts or Transfers to Minor Accounts	1,000/50

IRAs	250/50

SIMPLE IRAs	None/None

Systematic Investment Plans	50/50

Clients of Eligible Financial Intermediaries	N/A

Eligible Investment Programs	N/A

Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	N/A(+)

Other Retirement Plans	N/A

Institutional Investors	1,000/50

(+)

Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

The section of the Prospectus titled “Choosing a class of shares to buy” is amended to add the following:

Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

The following amends anything to the contrary in the section of the Prospectus titled “Comparing the fund’s classes”:

	Key features	Contingent deferred sales charge	Exchange privilege
Class A	• Initial sales charge • You may qualify for reduction or waiver of initial sales charge • Generally lower annual expenses than Class C1	0.50% on purchases of $500,000 or more if you redeem within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012); waived for certain investors	Class A shares of funds sold by the distributor

Class C1 (Class C prior to August 1, 2012)

• Closed to new purchases (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012)

• No initial or contingent deferred sales charge

• Does not convert to Class A

• Generally higher annual expenses than Class A

		None	Class C1 shares of funds sold by the distributor or, if a fund sold by the distributor does not offer Class C1 shares, for Class C shares

The following amends anything to the contrary in the section of the Prospectus titled “Sales charges – Investments of $500,000 or more” and the section of the SAI titled “Additional Purchase and Redemption Information”:

You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012), you will pay a contingent deferred sales charge of 0.50%.

The section of the Prospectus titled “Sales charges – Class C shares” shall be renamed “Sales charges – Class C1 shares (Class C shares prior to August 1, 2012)” and references to Class C shares in that section shall instead be read as references to Class C1 shares. In addition, the following shall be added:

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

The following amends anything to the contrary in the section of the Prospectus titled “Retirement and Institutional Investors – eligible investors”:

Retirement Plans with omnibus accounts held on the books of the fund can generally invest in Class A, Class FI, Class R, Class I and Class IS shares. Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 may also invest in Class C1 (formerly Class C) shares.

Class A shares may be offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund.

Other Retirement Plan investors can generally invest in Class A and Class I shares.

The section of the Prospectus titled “Retirement and Institutional Investors – eligible investors – Class C shares – Retirement Plans” is deleted and replaced with the following:

Class C1 shares (Class C shares prior to August 1, 2012) — Retirement Plans

Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 may buy Class C1 shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C1 shares through such programs a commission on the purchase price of Class C1 shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to the applicable amount of the annual distribution and/or service fee authorized for the fund’s Class C1 shares.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C1 shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

The following is added to the section of the Prospectus titled “Exchanging shares – Generally” and amends anything to the contrary in the section of the SAI titled “Additional Purchase and Redemption Information”:

Investors that hold Class C1 (formerly Class C) shares may exchange those shares for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1, for Class C shares. However, once an investor exchanges Class C1 shares for Class C shares, the investor would not be permitted to exchange from Class C shares back to Class C1 shares.

If you exchange Class C1 (formerly Class C) shares of the fund for Class C1 shares (or, if not available, Class C shares) of an equity fund or a long-term fixed income fund sold by the distributor, you will be subject to the contingent deferred sales charge of the fund into which you exchange, and your contingent deferred sales charge will be measured from the date of your exchange.

The fourth paragraph of the section of the Prospectus titled “Dividends, distributions and taxes – Dividends and distributions” is deleted and replaced with the following:

If you own Class A or Class C1 (formerly Class C) shares and hold your shares directly with the fund, you may instruct the fund to have your distributions and/or dividends invested in Class A, or Class C1 (or if Class C1 shares are not available, Class C) shares, respectively, of another fund sold by the distributor, subject to the following conditions:

•	You have a minimum account balance of $10,000

•	The fund is available for sale in your state

The following is added to the section of the SAI titled “Additional Purchase and Redemption Information”:

Grandfathered Retirement Program with Exchange Features

Certain retirement plan programs with exchange features in effect prior to November 20, 2006 (collectively, the “Grandfathered Retirement Program”), that are authorized by the distributor to offer eligible retirement plan investors the opportunity to exchange all of their Class C1 (formerly Class C) shares for Class A shares of an applicable fund sold by the distributor, are permitted to offer such share class exchange features for current and prospective retirement plan investors. Under the Grandfathered Retirement Program, Class C1 (formerly Class C) shares of the fund may be purchased by plans investing less than $3 million. Class C1 (formerly Class C) shares are eligible for exchange into Class A shares not later than eight years after the plan joins the program. They are eligible for exchange in the following circumstances:

If a participating plan’s total Class C1 (formerly Class C) shares in all non-money market funds sold by the distributor equal at least $3,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be offered the opportunity to exchange all of its Class C1 (formerly Class C) shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of Class C1 (formerly Class C) shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C1 (formerly Class C) shares, but instead may acquire Class A shares of the same fund. Any Class C1 (formerly Class C) shares not converted will continue to be subject to the distribution fee.

For further information regarding this Program, contact your Service Agent or the transfer agent. Participating plans that enrolled in the Grandfathered Retirement Program prior to June 2, 2003 should contact the transfer agent for information regarding Class C1 (formerly Class C) shares exchange privileges applicable to their plan.

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